Subsequent Events (Details Narrative) 10Q					3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 08, 2018 USD ($)	Oct. 30, 2018 USD ($) shares	Oct. 19, 2018 USD ($) Number / Integer shares	Jan. 29, 2018 shares	Mar. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Feb. 21, 2018 $ / shares	Nov. 30, 2017 USD ($)	Sep. 16, 2017 $ / shares	May 22, 2017 $ / shares
Warrant exercise price | $ / shares						$ 0.14			$ 0.25		$ 0.08	$ 0.40
Shares issued, price per share | $ / shares						$ 0.50
Stock option expiration period							3 years	5 years
Debt discount amount								$ 48,942
Number of shares issued during period | shares						1,679,276
Number of common stock shares issued upon conversion | shares				1,250,000			1,026,195
Fair value of derivatives						$ 48,961
Subsequent Event [Member]
Number of shares issued during period for service | shares					106,847
Shares issued, price per share | $ / shares					$ 0.16
Stock option vesting period					3 years
Debt instrument face amount		$ 400,000			$ 1,870,769					$ 100,000
Proceeds from issuance of debt		$ 400,000
Debt discount amount										$ 77,830
Number of shares issued during period | shares					7,383,006
Common stock conversion percentage		75.00%
Number of common stock shares issued upon conversion | shares		1,523,809
Fair value of derivatives		$ 383,966
Debt interest rate		5.00%
Debt instruments maturity date		Apr. 29, 2019
Subsequent Event [Member] | Agreement and Plan of Merger [Member]
Pay to sharesholder of sound concepts	$ 25,000,000
Cash payment	15,000,000
Issuance of shares of common stock with a fair market value	$ 10,000,000
Subsequent Event [Member] | Bellridge Capital, LP [Member]
Debt instrument face amount			$ 1,500,000
Proceeds from issuance of debt			1,241,500
Debt discount amount			150,000
Legal and financing expenses			$ 108,500
Number of shares issued during period | shares			1,450,000
Common stock conversion percentage			70.00%
Number of trading days | Number / Integer			10
Description of event of default			The Note is convertible into shares of our Common Stock only on or after the occurrence of an uncured “Event of Default.” Primarily, we will be in default if we do not repay the principal amount of the Note, as required. The other Events of Default are standard for the type of transaction represented by the related Securities Purchase Agreement and the Note. The conversion price in effect on any date on which some or all of the principal of the Note is to be converted shall be a price equal to 70% of the lowest VWAP during the ten trading days immediately preceding the date on which the third party provided its notice of conversion. Upon an Event of Default, we will owe the third party an amount equivalent to 110% of the then-outstanding principal amount of the Note in addition to of all other amounts, costs, expenses, and liquidated damages that might also be due in respect thereof. We have agreed that, on or after the occurrence of an Event of Default, we will reserve and keep available that number of shares of our Common Stock that is at least equal to 200% of the number of such shares that potentially would be issuable pursuant to the terms of the SPA and the Note (assuming conversion in full of the Note and on any date of determination).
Number of common stock shares issued upon conversion | shares			5,603,706
Fair value of derivatives			$ 1,674,106
Financing cost			285,500
Subsequent Event [Member] | Bellridge Capital, LP [Member] | Maximum [Member]
Financing cost			$ 174,106
Warrant [Member]
Number of warrants exercised | shares						4,600,000
Cashless exercise of warrants | shares						4,206,111
Warrant exercise price | $ / shares						$ 0.21
Number of shares issued during period for service | shares						2,125,000
Stock option expiration period						5 years
Stock option vesting period						3 years
Fair value of stock option grant						$ 1,021,764